Financial risk management - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	¥ 12,854,112	¥ 11,878,426	¥ 9,038,109
Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	1,322,514	1,261,501	1,254,788
Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	13,628,571	12,724,606	18,297,204
Accounts and notes payable
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	4,936,984	4,477,990	4,594,287
Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	18,088,173	11,523,699	10,754,765
To be recovered within 12 months | Borrowings
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	12,595,731	11,045,619	7,925,685
To be recovered within 12 months | Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	546,347	563,252	522,131
To be recovered within 12 months | Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	262,915
To be recovered within 12 months | Accounts and notes payable
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	4,936,984	4,477,990	4,594,287
To be recovered within 12 months | Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	18,030,341	11,419,633	10,493,551
Between 1 year and 2 years | Borrowings
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	173,766	637,315	913,814
Between 1 year and 2 years | Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	384,653	330,468	378,920
Between 1 year and 2 years | Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	3,914,992	268,885
Between 1 year and 2 years | Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows			197,643
Between 2 years and 5 years | Borrowings
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	84,615	195,492	198,610
Between 2 years and 5 years | Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	362,985	312,368	267,148
Between 2 years and 5 years | Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	6,366,406	10,514,853	16,384,875
Between 2 years and 5 years | Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	2,860	49,094	8,599
Over 5 years | Lease liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	28,529	55,413	86,589
Over 5 years | Preferred shares issued by subsidiaries
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	3,084,258	1,940,868	1,912,329
Over 5 years | Other financial liabilities
Maturity of non-derivative financial liabilities
Non-derivative financial liabilities, contractual undiscounted cash flows	¥ 54,972	¥ 54,972	¥ 54,972